Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000087786 | FR_01F050619
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000087786 | FR_91282CNX5
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000087786 | FR_91282CJM4
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000087786 | FR_91282CPN5
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000087786 | FR_91282CKC4
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000087786 | FR_01F032617
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000087786 | FR_01F052615
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000087786 | FR_91282CPE5
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000087786 | FR_36179YU36
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000087786 | FR_3140W3AV1
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000087786 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000087786 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	39.50%
C000087786 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000087786 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000087786 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000087786 | AssetAsset-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000087786 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000087786 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000087786 | AssetCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000087787 | FR_01F050619
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000087787 | FR_91282CNX5
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000087787 | FR_91282CJM4
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000087787 | FR_91282CPN5
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000087787 | FR_91282CKC4
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000087787 | FR_01F032617
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000087787 | FR_01F052615
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000087787 | FR_91282CPE5
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000087787 | FR_36179YU36
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000087787 | FR_3140W3AV1
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000087787 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000087787 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	39.50%
C000087787 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000087787 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000087787 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000087787 | AssetAsset-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000087787 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000087787 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000087787 | AssetCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000088755 | 0.4957329500407849299480563103
Holdings [Line Items]
Percent of Net Asset Value	49.60%
C000088755 | 0.7175093654557594700902706679
Holdings [Line Items]
Percent of Net Asset Value	71.80%
C000088755 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000088755 | 0.9873472545536666342405672273
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000088755 | 0.9037849004579258711313571750
Holdings [Line Items]
Percent of Net Asset Value	90.40%
C000088755 | United States
Holdings [Line Items]
Percent of Net Asset Value	53.30%
C000088755 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000088755 | France
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000088755 | Italy
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000088755 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000088755 | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000088755 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000088755 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000088755 | Australia
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000088755 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000088756 | 0.4957329500407849299480563103
Holdings [Line Items]
Percent of Net Asset Value	49.60%
C000088756 | 0.7175093654557594700902706679
Holdings [Line Items]
Percent of Net Asset Value	71.80%
C000088756 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000088756 | 0.9873472545536666342405672273
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000088756 | 0.9037849004579258711313571750
Holdings [Line Items]
Percent of Net Asset Value	90.40%
C000088756 | United States
Holdings [Line Items]
Percent of Net Asset Value	53.30%
C000088756 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000088756 | France
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000088756 | Italy
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000088756 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000088756 | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000088756 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000088756 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000088756 | Australia
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000088756 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000055676 | 0.4957329500407849299480563103
Holdings [Line Items]
Percent of Net Asset Value	49.60%
C000055676 | 0.7175093654557594700902706679
Holdings [Line Items]
Percent of Net Asset Value	71.80%
C000055676 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000055676 | 0.9873472545536666342405672273
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000055676 | 0.9037849004579258711313571750
Holdings [Line Items]
Percent of Net Asset Value	90.40%
C000055676 | United States
Holdings [Line Items]
Percent of Net Asset Value	53.30%
C000055676 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000055676 | France
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000055676 | Italy
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000055676 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000055676 | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000055676 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000055676 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000055676 | Australia
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000055676 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000087814 | FR_91282CPN5
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000087814 | FR_91282CPR6
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000087814 | FR_912810UP1
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000087814 | FR_91282CPS4
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000087814 | FR_91282CPJ4
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000087814 | FR_91282CPQ8
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000087814 | FR_912810UQ9
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000087814 | FR_31418ECQ1
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000087814 | FR_21H050615
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000087814 | FR_21H022614
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000087814 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000087814 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000087814 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	34.40%
C000087814 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000087814 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000087814 | AssetAsset-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000087814 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000087814 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000087814 | AssetCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000087814 | AssetSenior Loans
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000087815 | FR_91282CPN5
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000087815 | FR_91282CPR6
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000087815 | FR_912810UP1
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000087815 | FR_91282CPS4
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000087815 | FR_91282CPJ4
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000087815 | FR_91282CPQ8
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000087815 | FR_912810UQ9
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000087815 | FR_31418ECQ1
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000087815 | FR_21H050615
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000087815 | FR_21H022614
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000087815 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000087815 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000087815 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	34.40%
C000087815 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000087815 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000087815 | AssetAsset-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000087815 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000087815 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000087815 | AssetCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000087815 | AssetSenior Loans
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000143976 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000143976 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000143976 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000143976 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000143976 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000143976 | FR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000143976 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000143976 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000143976 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000143976 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000143976 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000143976 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000143976 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000143976 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000143976 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000143976 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000143976 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000143976 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000143976 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000143976 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000143976 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000143976 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000143976 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000143976 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000143976 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000143976 | AssetAsset-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000143976 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000143976 | AssetCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000143976 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	61.00%
C000143976 | AssetExchange-Traded Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000143977 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000143977 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000143977 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000143977 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000143977 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000143977 | FR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000143977 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000143977 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000143977 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000143977 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000143977 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000143977 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000143977 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000143977 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000143977 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000143977 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000143977 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000143977 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000143977 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000143977 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000143977 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000143977 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000143977 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000143977 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000143977 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000143977 | AssetAsset-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000143977 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000143977 | AssetCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000143977 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	61.00%
C000143977 | AssetExchange-Traded Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000055675 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000055675 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000055675 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000055675 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000055675 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000055675 | FR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000055675 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000055675 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000055675 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000055675 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000055675 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000055675 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000055675 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000055675 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000055675 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000055675 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000055675 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000055675 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000055675 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000055675 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000055675 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000055675 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000055675 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000055675 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000055675 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000055675 | AssetAsset-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000055675 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000055675 | AssetCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000055675 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	61.00%
C000055675 | AssetExchange-Traded Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000125454 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000125454 | 0.2829078242732489204713197110
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000125454 | 0.2784071178839279423723542661
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000125454 | 0.1612355579219175209881818411
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000125454 | 0.0864536350377844542629804652
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000125454 | 0.2994962222602812801622104960
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000125454 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000125454 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000125454 | AssetAsset-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000125454 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	40.70%
C000125454 | AssetCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000125455 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000125455 | 0.2829078242732489204713197110
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000125455 | 0.2784071178839279423723542661
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000125455 | 0.1612355579219175209881818411
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000125455 | 0.0864536350377844542629804652
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000125455 | 0.2994962222602812801622104960
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000125455 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000125455 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000125455 | AssetAsset-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000125455 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	40.70%
C000125455 | AssetCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000055692 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000055692 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000055692 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000055692 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000055692 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000055692 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000055692 | FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000055692 | FR_110122108
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000055692 | FR_166764100
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000055692 | FR_87165B103
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000055692 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000055692 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	34.10%
C000055692 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000055692 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000055692 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000055692 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000055692 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000055692 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000055692 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000055692 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000055692 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000055692 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000055692 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000088791 | FR_172967QF1
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000088791 | FR_912810UL0
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000088791 | FR_06051GKA6
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000088791 | FR_92343VGJ7
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000088791 | FR_502431AP4
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000088791 | FR_58933YBZ7
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000088791 | FR_74256LFB0
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000088791 | FR_87264ABS3
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000088791 | FR_78017DAM0
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000088791 | FR_717081FE8
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000088791 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000088791 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	93.80%
C000088791 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000088792 | FR_172967QF1
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000088792 | FR_912810UL0
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000088792 | FR_06051GKA6
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000088792 | FR_92343VGJ7
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000088792 | FR_502431AP4
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000088792 | FR_58933YBZ7
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000088792 | FR_74256LFB0
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000088792 | FR_87264ABS3
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000088792 | FR_78017DAM0
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000088792 | FR_717081FE8
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000088792 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000088792 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	93.80%
C000088792 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000055697 | FR_172967QF1
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000055697 | FR_912810UL0
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000055697 | FR_06051GKA6
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000055697 | FR_92343VGJ7
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000055697 | FR_502431AP4
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000055697 | FR_58933YBZ7
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000055697 | FR_74256LFB0
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000055697 | FR_87264ABS3
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000055697 | FR_78017DAM0
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000055697 | FR_717081FE8
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000055697 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000055697 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	93.80%
C000055697 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000088765 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000088765 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000088765 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000088765 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000088765 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000088765 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000088765 | FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000088765 | FR_110122108
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000088765 | FR_166764100
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000088765 | FR_87165B103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000088765 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000088765 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	34.20%
C000088765 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000088765 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000088765 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000088765 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000088765 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000088765 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000088765 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000088765 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000088765 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000088765 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000088765 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000088766 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000088766 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000088766 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000088766 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000088766 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000088766 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000088766 | FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000088766 | FR_110122108
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000088766 | FR_166764100
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000088766 | FR_87165B103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000088766 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000088766 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	34.20%
C000088766 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000088766 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000088766 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000088766 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000088766 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000088766 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000088766 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000088766 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000088766 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000088766 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000088766 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000055681 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000055681 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000055681 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000055681 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000055681 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000055681 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000055681 | FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000055681 | FR_110122108
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000055681 | FR_166764100
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000055681 | FR_87165B103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000055681 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000055681 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	34.20%
C000055681 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000055681 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000055681 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000055681 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000055681 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000055681 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000055681 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000055681 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000055681 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000055681 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000055681 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000088785 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000088785 | FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000088785 | FR_38141G104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000088785 | FR_478160104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000088785 | FR_17275R102
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000088785 | FR_459200101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000088785 | FR_00287Y109
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000088785 | FR_718172109
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000088785 | FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000088785 | FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000088785 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000088785 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000088785 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000088785 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000088785 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000088785 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000088785 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000088785 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000088785 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000088785 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000088785 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000088785 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000088785 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000088785 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	93.20%
C000088785 | AssetConvertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000088786 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000088786 | FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000088786 | FR_38141G104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000088786 | FR_478160104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000088786 | FR_17275R102
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000088786 | FR_459200101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000088786 | FR_00287Y109
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000088786 | FR_718172109
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000088786 | FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000088786 | FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000088786 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000088786 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000088786 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000088786 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000088786 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000088786 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000088786 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000088786 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000088786 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000088786 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000088786 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000088786 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000088786 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000088786 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	93.20%
C000088786 | AssetConvertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000055694 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000055694 | FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000055694 | FR_38141G104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000055694 | FR_478160104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000055694 | FR_17275R102
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000055694 | FR_459200101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000055694 | FR_00287Y109
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000055694 | FR_718172109
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000055694 | FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000055694 | FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000055694 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000055694 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000055694 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000055694 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000055694 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000055694 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000055694 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000055694 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000055694 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000055694 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000055694 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000055694 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000055694 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000055694 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	93.20%
C000055694 | AssetConvertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000112082 | FR_91087BAR1
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000112082 | FR_040114HT0
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000112082 | FR_BPXYFH5
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000112082 | FR_168863DZ8
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000112082 | FR_900123CP3
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000112082 | FR_71567RAV8
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000112082 | FR_BAX1P5Y03
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000112082 | FR_80413TBL2
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000112082 | FR_77586RAK6
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000112082 | FR_71654QDE9
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000112082 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000112082 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000112082 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	89.30%
C000112083 | FR_91087BAR1
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000112083 | FR_040114HT0
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000112083 | FR_BPXYFH5
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000112083 | FR_168863DZ8
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000112083 | FR_900123CP3
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000112083 | FR_71567RAV8
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000112083 | FR_BAX1P5Y03
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000112083 | FR_80413TBL2
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000112083 | FR_77586RAK6
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000112083 | FR_71654QDE9
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000112083 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000112083 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000112083 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	89.30%
C000088773 | FR_BAXFJB144
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000088773 | FR_313385RG3
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000088773 | FR_912797RA7
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000088773 | FR_3135G07J6
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000088773 | FR_31424WTA0
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000088773 | FR_912797PD3
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000088773 | FR_313385RP3
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000088773 | FR_313589RW5
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000088773 | FR_31315LSA7
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000088773 | FR_880590SB1
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000088773 | AssetU.S. Government & Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	66.70%
C000088773 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000088773 | AssetTreasury Bills
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000088774 | FR_BAXFJB144
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000088774 | FR_313385RG3
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000088774 | FR_912797RA7
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000088774 | FR_3135G07J6
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000088774 | FR_31424WTA0
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000088774 | FR_912797PD3
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000088774 | FR_313385RP3
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000088774 | FR_313589RW5
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000088774 | FR_31315LSA7
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000088774 | FR_880590SB1
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000088774 | AssetU.S. Government & Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	66.70%
C000088774 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000088774 | AssetTreasury Bills
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000055686 | FR_BAXFJB144
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000055686 | FR_313385RG3
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000055686 | FR_912797RA7
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000055686 | FR_3135G07J6
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000055686 | FR_31424WTA0
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000055686 | FR_912797PD3
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000055686 | FR_313385RP3
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000055686 | FR_313589RW5
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000055686 | FR_31315LSA7
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000055686 | FR_880590SB1
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000055686 | AssetU.S. Government & Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	66.70%
C000055686 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000055686 | AssetTreasury Bills
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000088759 | FR_19761L839
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000088759 | FR_44332PAH4
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000088759 | FR_18912UAA0
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000088759 | FR_579063AB4
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000088759 | FR_88033GDB3
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000088759 | FR_25470MAG4
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000088759 | FR_431318AS3
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000088759 | FR_01883LAH6
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000088759 | FR_42704LAG9
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000088759 | FR_922966AD8
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000088759 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000088759 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	93.00%
C000088759 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000088759 | AssetSenior Loans
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000088759 | AssetExchange-Traded Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000088760 | FR_19761L839
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000088760 | FR_44332PAH4
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000088760 | FR_18912UAA0
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000088760 | FR_579063AB4
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000088760 | FR_88033GDB3
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000088760 | FR_25470MAG4
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000088760 | FR_431318AS3
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000088760 | FR_01883LAH6
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000088760 | FR_42704LAG9
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000088760 | FR_922966AD8
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000088760 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000088760 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	93.00%
C000088760 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000088760 | AssetSenior Loans
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000088760 | AssetExchange-Traded Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000055678 | FR_19761L839
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000055678 | FR_44332PAH4
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000055678 | FR_18912UAA0
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000055678 | FR_579063AB4
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000055678 | FR_88033GDB3
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000055678 | FR_25470MAG4
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000055678 | FR_431318AS3
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000055678 | FR_01883LAH6
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000055678 | FR_42704LAG9
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000055678 | FR_922966AD8
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000055678 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000055678 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	93.00%
C000055678 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000055678 | AssetSenior Loans
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000055678 | AssetExchange-Traded Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000088761 | FR_44332PAH4
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000088761 | FR_42704LAG9
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000088761 | FR_19761L847
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000088761 | FR_893647BV8
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000088761 | FR_88632QAE3
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000088761 | FR_443628AH5
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000088761 | FR_1248EPCE1
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000088761 | FR_67059TAE5
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000088761 | FR_04020JAA4
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000088761 | FR_82453AAB3
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000088761 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000088761 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	93.30%
C000088761 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000088761 | AssetSenior Loans
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000088761 | AssetExchange-Traded Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000088762 | FR_44332PAH4
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000088762 | FR_42704LAG9
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000088762 | FR_19761L847
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000088762 | FR_893647BV8
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000088762 | FR_88632QAE3
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000088762 | FR_443628AH5
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000088762 | FR_1248EPCE1
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000088762 | FR_67059TAE5
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000088762 | FR_04020JAA4
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000088762 | FR_82453AAB3
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000088762 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000088762 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	93.30%
C000088762 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000088762 | AssetSenior Loans
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000088762 | AssetExchange-Traded Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000055679 | FR_44332PAH4
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000055679 | FR_42704LAG9
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000055679 | FR_19761L847
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000055679 | FR_893647BV8
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000055679 | FR_88632QAE3
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000055679 | FR_443628AH5
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000055679 | FR_1248EPCE1
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000055679 | FR_67059TAE5
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000055679 | FR_04020JAA4
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000055679 | FR_82453AAB3
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000055679 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000055679 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	93.30%
C000055679 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000055679 | AssetSenior Loans
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000055679 | AssetExchange-Traded Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000088784 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000088784 | 0.0365621047636799809282809681
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000088784 | 0.0112792914531185773352283671
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000088784 | 0.5475681550738627496868875035
Holdings [Line Items]
Percent of Net Asset Value	54.80%
C000088784 | 0.0166808296227287480306812679
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000088784 | 0.6973250060356906344168017516
Holdings [Line Items]
Percent of Net Asset Value	69.70%
C000088784 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000088784 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	42.80%
C000088784 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000088784 | AssetAsset-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000088784 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000088784 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000088784 | AssetCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000088784 | AssetSenior Loans
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000088783 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000088783 | 0.0365621047636799809282809681
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000088783 | 0.0112792914531185773352283671
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000088783 | 0.5475681550738627496868875035
Holdings [Line Items]
Percent of Net Asset Value	54.80%
C000088783 | 0.0166808296227287480306812679
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000088783 | 0.6973250060356906344168017516
Holdings [Line Items]
Percent of Net Asset Value	69.70%
C000088783 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000088783 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	42.80%
C000088783 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000088783 | AssetAsset-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000088783 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000088783 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000088783 | AssetCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000088783 | AssetSenior Loans
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000055693 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000055693 | 0.0365621047636799809282809681
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000055693 | 0.0112792914531185773352283671
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000055693 | 0.5475681550738627496868875035
Holdings [Line Items]
Percent of Net Asset Value	54.80%
C000055693 | 0.0166808296227287480306812679
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000055693 | 0.6973250060356906344168017516
Holdings [Line Items]
Percent of Net Asset Value	69.70%
C000055693 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000055693 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	42.80%
C000055693 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000055693 | AssetAsset-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000055693 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000055693 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000055693 | AssetCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000055693 | AssetSenior Loans
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000087828 | FR_172967QF1
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000087828 | FR_74256LFB0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000087828 | FR_196500AA0
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000087828 | FR_00130HCE3
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000087828 | FR_91282CHK0
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000087828 | FR_05634WAA0
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000087828 | FR_61776NZW6
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000087828 | FR_06051GJL4
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000087828 | FR_38141GD35
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000087828 | FR_25243YBK4
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000087828 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	92.10%
C000087828 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000087828 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000087829 | FR_172967QF1
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000087829 | FR_74256LFB0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000087829 | FR_196500AA0
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000087829 | FR_00130HCE3
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000087829 | FR_91282CHK0
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000087829 | FR_05634WAA0
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000087829 | FR_61776NZW6
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000087829 | FR_06051GJL4
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000087829 | FR_38141GD35
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000087829 | FR_25243YBK4
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000087829 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	92.10%
C000087829 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000087829 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000088777 | FR_01F050619
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000088777 | FR_01F032617
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000088777 | FR_01F052615
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000088777 | FR_21H042612
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000088777 | FR_01F040610
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000088777 | FR_21H040616
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000088777 | FR_01F042616
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000088777 | FR_01F060618
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000088777 | FR_3136B1K86
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000088777 | FR_3140XRYZ2
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000088777 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000088777 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	111.90%
C000088777 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000088777 | AssetAsset-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000088777 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000088777 | AssetCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000088777 | AssetCommercial Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000088778 | FR_01F050619
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000088778 | FR_01F032617
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000088778 | FR_01F052615
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000088778 | FR_21H042612
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000088778 | FR_01F040610
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000088778 | FR_21H040616
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000088778 | FR_01F042616
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000088778 | FR_01F060618
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000088778 | FR_3136B1K86
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000088778 | FR_3140XRYZ2
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000088778 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000088778 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	111.90%
C000088778 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000088778 | AssetAsset-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000088778 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000088778 | AssetCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000088778 | AssetCommercial Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000055688 | FR_01F050619
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000055688 | FR_01F032617
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000055688 | FR_01F052615
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000055688 | FR_21H042612
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000055688 | FR_01F040610
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000055688 | FR_21H040616
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000055688 | FR_01F042616
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000055688 | FR_01F060618
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000055688 | FR_3136B1K86
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000055688 | FR_3140XRYZ2
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000055688 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000055688 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	111.90%
C000055688 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000055688 | AssetAsset-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000055688 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000055688 | AssetCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000055688 | AssetCommercial Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000209985 | FR_19766E418
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000209985 | FR_19766L495
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000209985 | FR_19766E517
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000209985 | FR_19766L727
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000209985 | FR_19766L826
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000209985 | FR_19766E475
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000209985 | FR_19765R535
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000209985 | FR_19766E327
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000209985 | FR_19766E145
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000209985 | FR_19766E277
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000209985 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000209985 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000209985 | AssetEquity Funds
Holdings [Line Items]
Percent of Net Asset Value	80.10%
C000209985 | AssetFixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000087784 | FR_19766E418
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000087784 | FR_19766L495
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000087784 | FR_19766E517
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000087784 | FR_19766L727
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000087784 | FR_19766L826
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000087784 | FR_19766E475
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000087784 | FR_19765R535
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000087784 | FR_19766E327
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000087784 | FR_19766E145
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000087784 | FR_19766E277
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000087784 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000087784 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000087784 | AssetEquity Funds
Holdings [Line Items]
Percent of Net Asset Value	80.10%
C000087784 | AssetFixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000087785 | FR_19766E418
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000087785 | FR_19766L495
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000087785 | FR_19766E517
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000087785 | FR_19766L727
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000087785 | FR_19766L826
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000087785 | FR_19766E475
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000087785 | FR_19765R535
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000087785 | FR_19766E327
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000087785 | FR_19766E145
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000087785 | FR_19766E277
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000087785 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000087785 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000087785 | AssetEquity Funds
Holdings [Line Items]
Percent of Net Asset Value	80.10%
C000087785 | AssetFixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000209989 | FR_19766E418
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000209989 | FR_19766L495
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000209989 | FR_19765R535
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000209989 | FR_19766E129
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000209989 | FR_19766E293
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000209989 | FR_19766E871
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000209989 | FR_19766L743
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000209989 | FR_19766E749
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000209989 | FR_19766E541
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000209989 | FR_19766E673
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000209989 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000209989 | AssetEquity Funds
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000209989 | AssetFixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	74.30%
C000087827 | FR_19766E418
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000087827 | FR_19766L495
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000087827 | FR_19765R535
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000087827 | FR_19766E129
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000087827 | FR_19766E293
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000087827 | FR_19766E871
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000087827 | FR_19766L743
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000087827 | FR_19766E749
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000087827 | FR_19766E541
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000087827 | FR_19766E673
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000087827 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000087827 | AssetEquity Funds
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000087827 | AssetFixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	74.30%
C000087826 | FR_19766E418
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000087826 | FR_19766L495
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000087826 | FR_19765R535
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000087826 | FR_19766E129
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000087826 | FR_19766E293
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000087826 | FR_19766E871
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000087826 | FR_19766L743
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000087826 | FR_19766E749
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000087826 | FR_19766E541
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000087826 | FR_19766E673
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000087826 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000087826 | AssetEquity Funds
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000087826 | AssetFixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	74.30%
C000209990 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000209990 | 0.2764661828045849096997478305
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000209990 | 0.0404656927657052762039579558
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000209990 | 0.0004805027687583978034452505
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000209990 | 0.1075513433874054876731061239
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000209990 | 0.0772027230412102784736850662
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000209990 | 0.0499158219750045441892175137
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000209990 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000209990 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000209990 | AssetExchange-Traded Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000209990 | AssetExchange-Traded Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000209990 | AssetEquity Funds
Holdings [Line Items]
Percent of Net Asset Value	47.20%
C000209990 | AssetFixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000112515 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000112515 | 0.2764661828045849096997478305
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000112515 | 0.0404656927657052762039579558
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000112515 | 0.0004805027687583978034452505
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000112515 | 0.1075513433874054876731061239
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000112515 | 0.0772027230412102784736850662
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000112515 | 0.0499158219750045441892175137
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000112515 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000112515 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000112515 | AssetExchange-Traded Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000112515 | AssetExchange-Traded Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000112515 | AssetEquity Funds
Holdings [Line Items]
Percent of Net Asset Value	47.20%
C000112515 | AssetFixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000209987 | FR_19766E418
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000209987 | FR_19766L495
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000209987 | FR_19766E517
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000209987 | FR_19766L826
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000209987 | FR_19766E129
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000209987 | FR_19766E293
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000209987 | FR_19766E871
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000209987 | FR_19766L743
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000209987 | FR_19766E749
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000209987 | FR_19766E541
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000209987 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000209987 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000209987 | AssetEquity Funds
Holdings [Line Items]
Percent of Net Asset Value	48.10%
C000209987 | AssetFixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	46.00%
C000087822 | FR_19766E418
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000087822 | FR_19766L495
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000087822 | FR_19766E517
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000087822 | FR_19766L826
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000087822 | FR_19766E129
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000087822 | FR_19766E293
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000087822 | FR_19766E871
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000087822 | FR_19766L743
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000087822 | FR_19766E749
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000087822 | FR_19766E541
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000087822 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000087822 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000087822 | AssetEquity Funds
Holdings [Line Items]
Percent of Net Asset Value	48.10%
C000087822 | AssetFixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	46.00%
C000087823 | FR_19766E418
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000087823 | FR_19766L495
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000087823 | FR_19766E517
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000087823 | FR_19766L826
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000087823 | FR_19766E129
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000087823 | FR_19766E293
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000087823 | FR_19766E871
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000087823 | FR_19766L743
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000087823 | FR_19766E749
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000087823 | FR_19766E541
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000087823 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000087823 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000087823 | AssetEquity Funds
Holdings [Line Items]
Percent of Net Asset Value	48.10%
C000087823 | AssetFixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	46.00%
C000209986 | FR_19766E418
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000209986 | FR_19766L495
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000209986 | FR_19766E517
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000209986 | FR_19766L826
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000209986 | FR_19766E475
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000209986 | FR_19766E327
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000209986 | FR_19766E129
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000209986 | FR_19766E293
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000209986 | FR_19766L743
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000209986 | FR_19766E749
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000209986 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000209986 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000209986 | AssetEquity Funds
Holdings [Line Items]
Percent of Net Asset Value	63.30%
C000209986 | AssetFixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000087806 | FR_19766E418
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000087806 | FR_19766L495
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000087806 | FR_19766E517
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000087806 | FR_19766L826
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000087806 | FR_19766E475
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000087806 | FR_19766E327
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000087806 | FR_19766E129
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000087806 | FR_19766E293
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000087806 | FR_19766L743
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000087806 | FR_19766E749
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000087806 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000087806 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000087806 | AssetEquity Funds
Holdings [Line Items]
Percent of Net Asset Value	63.30%
C000087806 | AssetFixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000087807 | FR_19766E418
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000087807 | FR_19766L495
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000087807 | FR_19766E517
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000087807 | FR_19766L826
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000087807 | FR_19766E475
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000087807 | FR_19766E327
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000087807 | FR_19766E129
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000087807 | FR_19766E293
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000087807 | FR_19766L743
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000087807 | FR_19766E749
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000087807 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000087807 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000087807 | AssetEquity Funds
Holdings [Line Items]
Percent of Net Asset Value	63.30%
C000087807 | AssetFixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000209988 | FR_19766E418
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000209988 | FR_19766L495
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000209988 | FR_19766E517
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000209988 | FR_19765R535
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000209988 | FR_19766E129
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000209988 | FR_19766E293
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000209988 | FR_19766E871
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000209988 | FR_19766L743
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000209988 | FR_19766E749
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000209988 | FR_19766E541
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000209988 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000209988 | AssetEquity Funds
Holdings [Line Items]
Percent of Net Asset Value	33.30%
C000209988 | AssetFixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	60.40%
C000087824 | FR_19766E418
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000087824 | FR_19766L495
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000087824 | FR_19766E517
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000087824 | FR_19765R535
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000087824 | FR_19766E129
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000087824 | FR_19766E293
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000087824 | FR_19766E871
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000087824 | FR_19766L743
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000087824 | FR_19766E749
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000087824 | FR_19766E541
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000087824 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000087824 | AssetEquity Funds
Holdings [Line Items]
Percent of Net Asset Value	33.30%
C000087824 | AssetFixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	60.40%
C000087825 | FR_19766E418
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000087825 | FR_19766L495
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000087825 | FR_19766E517
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000087825 | FR_19765R535
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000087825 | FR_19766E129
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000087825 | FR_19766E293
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000087825 | FR_19766E871
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000087825 | FR_19766L743
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000087825 | FR_19766E749
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000087825 | FR_19766E541
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000087825 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000087825 | AssetEquity Funds
Holdings [Line Items]
Percent of Net Asset Value	33.30%
C000087825 | AssetFixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	60.40%
C000087798 | FR_91282CPN5
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000087798 | FR_01F052615
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000087798 | FR_91282CPR6
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000087798 | FR_91282CPJ4
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000087798 | FR_91282CPQ8
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000087798 | FR_912810UQ9
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000087798 | FR_912810UM8
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000087798 | FR_91282CGS4
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000087798 | FR_91282CPP0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000087798 | FR_912810TA6
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000087798 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000087798 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000087798 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	32.60%
C000087798 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000087798 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000087798 | AssetAsset-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000087798 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000087798 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000087798 | AssetCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000087798 | AssetCommercial Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000087799 | FR_91282CPN5
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000087799 | FR_01F052615
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000087799 | FR_91282CPR6
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000087799 | FR_91282CPJ4
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000087799 | FR_91282CPQ8
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000087799 | FR_912810UQ9
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000087799 | FR_912810UM8
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000087799 | FR_91282CGS4
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000087799 | FR_91282CPP0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000087799 | FR_912810TA6
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000087799 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000087799 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000087799 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	32.60%
C000087799 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000087799 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000087799 | AssetAsset-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000087799 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000087799 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000087799 | AssetCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000087799 | AssetCommercial Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	3.20%